Debt Agreements (Details) - USD ($)		1 Months Ended	6 Months Ended
		Apr. 29, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Amount Outstanding					$ 83,309
Total long-term debt			$ 15,544,716	$ 10,138,496
Less unamortized discounts and debt issuance costs			(3,658,214)	(4,749,004)
Total long-term debt, less discounts and debt issuance costs			11,886,502	5,389,492
Less current portion of long-term debt			(11,886,502)	(5,389,492)
Debt classified as long-term debt
Senior Debenture One [Member]
Maturity Date	[1]		Feb. 28, 2020
Amount Outstanding	[1]		$ 788,709	$ 788,709
Interest rate	[1]		8.50%	8.50%
Secured note payable Two [Member]
Maturity Date	[1]		Mar. 01, 2022
Amount Outstanding	[1]		$ 201,179	$ 224,288
Interest rate	[1]		9.00%	9.00%
Secured note payable Three [Member]
Maturity Date	[1]		Sep. 01, 2021
Amount Outstanding	[1]		$ 18,980	$ 21,571
Interest rate	[1]		7.90%	7.90%
Secured note payable Four [Member]
Maturity Date			Nov. 26, 2021
Amount Outstanding			$ 2,000,000	$ 2,000,000
Interest rate			9.00%	9.00%
Secured note payable Five [Member]
Maturity Date			Dec. 26, 2020
Amount Outstanding			$ 401,634
Interest rate			78.99%
Secured note payable Six [Member]
Maturity Date			Jun. 01, 2020
Amount Outstanding			$ 942,735
Interest rate			5.00%
Secured Notes Payable Seven [Member]
Maturity Date			Aug. 31, 2020
Amount Outstanding			$ 2,007,971
Interest rate			5.00%
Secured Notes Payable [Member]
Amount Outstanding			$ 6,361,208	$ 3,034,568
Equipment financing loan [Member]
Maturity Date			Sep. 15, 2020
Amount Outstanding			$ 1,708	$ 3,828
Interest rate			8.80%	8.80%
Note payable [Member]
Maturity Date	[1]		Jul. 09, 2019
Amount Outstanding	[1]		$ 200,000	$ 200,000
Interest rate	[1]		18.00%	18.00%
Note payable one [Member]
Maturity Date	[1]		Sep. 01, 2019
Amount Outstanding	[1]		$ 200,000	$ 200,000
Interest rate	[1]		18.00%	18.00%
Note payable Two [Member]
Maturity Date			Sep. 30, 2020
Amount Outstanding			$ 500,000	$ 500,000
Interest rate			10.00%	10.00%
Note payable Three [Member]
Maturity Date			Sep. 30, 2020
Amount Outstanding			$ 175,000	$ 175,000
Interest rate			10.00%	10.00%
Note payable Four [Member]
Maturity Date			Aug. 31, 2020
Amount Outstanding			$ 5,000,000	$ 5,000,000
Interest rate			12.00%	10.00%
Note payable Five [Member]
Maturity Date	[1]		Jul. 09, 2019
Amount Outstanding	[1]		$ 200,000	$ 200,000
Interest rate	[1]		18.00%	18.00%
Note payable Six [Member]
Maturity Date	[1]		Dec. 06, 2019
Amount Outstanding	[1]		$ 200,100	$ 450,100
Interest rate	[1]		18.00%	18.00%
Note payable Seven [Member]
Maturity Date	[1]		Jun. 30, 2020
Amount Outstanding	[1]		$ 379,587
Interest rate	[1]		0.00%
Note payable Eight [Member]
Maturity Date	[1]		Jun. 30, 2020
Amount Outstanding	[1]		$ 165,987
Interest rate	[1]		0.00%
Note payable Nine [Member]
Maturity Date			Sep. 04, 2020
Amount Outstanding			$ 500,000
Interest rate			0.00%
Note payable Ten [Member]
Maturity Date			Feb. 16, 2023
Amount Outstanding			$ 83,309
Interest rate			3.00%
Equipment financing loan One [Member]
Maturity Date	[1]		Nov. 09, 2023
Amount Outstanding	[1]		$ 62,428
Interest rate	[1]		8.50%
Equipment financing loan Two [Member]
Maturity Date	[1]		Dec. 19, 2023
Amount Outstanding	[1]		$ 92,165
Interest rate	[1]		6.70%
Equipment financing loan Three [Member]
Maturity Date	[1]		Jan. 17, 2024
Amount Outstanding	[1]		$ 42,326
Interest rate	[1]		6.70%
Total notes payable [Member]
Amount Outstanding			$ 8,547,794	$ 6,728,928
Senior convertible debenture One [Member]
Amount Outstanding				$ 25,000
Interest rate			15.00%	15.00%
8 Senior convertible debenture [Member]
Maturity Date			Dec. 31, 2019
Senior convertible debenture Two [Member]
Maturity Date			Dec. 31, 2021
Amount Outstanding			$ 250,000	$ 250,000
Interest rate			10.00%	10.00%
Total senior convertible debenture [Member]
Amount Outstanding			$ 250,000	$ 275,000
PPP loans [Member]
Amount Outstanding			$ 455,184
Interest rate			1.00%
Total long-term debt			$ 455,184
PPP loans [Member] | Minimum [Member]
Maturity Date			Apr. 30, 2022
PPP loans [Member] | Maximum [Member]
Maturity Date			May 26, 2022
Note payable Fourteen [Member]
Maturity Date			Sep. 30, 2020
Amount Outstanding			$ 290,000
Interest rate			0.00%
Senior debenture One [Member]
Maturity Date			Dec. 31, 2019
Amount Outstanding	[1]		$ 100,000	$ 100,000
Interest rate	[1]		15.00%	15.00%
Total senior debentures [Member]
Amount Outstanding			$ 100,000	$ 100,000
Convertible note payable [Member]
Maturity Date		Jan. 29, 2021	Jan. 29, 2021
Amount Outstanding		$ 285,714	$ 285,714
Interest rate		12.50%	12.50%
Total long-term debt			$ 285,714
Total Convertible note payable [Member]
Amount Outstanding			$ 285,714

[1]	Note is in default. Refer to further discussion below.